Employees' Retirement Benefits (Schedule Of Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2016	¥ 133,625
2017	133,657
2018	145,235
2019	135,510
2020	124,795
2021-2025	543,266
Total	1,216,088
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
2016	36,241
2017	38,587
2018	40,877
2019	42,277
2020	42,881
2021-2025	232,980
Total	¥ 433,843